Goodwill - Changes in Carrying Amounts of Goodwill (Details) - Goodwill - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill, beginning of period	$ 10,428	$ 8,958
Acquisitions and other	230	1,470
Goodwill, end of period	10,658	10,428
BELL WIRELESS
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill, beginning of period	3,032	2,304
Acquisitions and other	16	728
Goodwill, end of period	3,048	3,032
BELL WIRELINE
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill, beginning of period	4,497	3,831
Acquisitions and other	182	666
Goodwill, end of period	4,679	4,497
BELL MEDIA
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill, beginning of period	2,899	2,823
Acquisitions and other	32	76
Goodwill, end of period	$ 2,931	$ 2,899